SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 73,961	$ 61,331
Operating segments
Disclosure of operating segments [line items]
Assets	27,097	21,074
Operating segments | Utilities
Disclosure of operating segments [line items]
Assets	6,184	6,814
Operating segments | Transport
Disclosure of operating segments [line items]
Assets	8,601	9,155
Operating segments | Midstream
Disclosure of operating segments [line items]
Assets	10,378	3,829
Operating segments | Data
Disclosure of operating segments [line items]
Assets	3,405	3,338
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	(1,471)	(2,062)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(4,825)	(4,895)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	42,415	37,851
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 9,274	$ 7,301